Intangibles assets (Tables)	9 Months Ended
Jan. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Summary of Amortization for intangible assets with finite lives is provided over the following terms

Changes in the value of the intangible assets during the nine months ended January 31, 2024 and the year ended April 30, 2023 are as follows:

(in thousands)	Internally Generated Development Costs $	Intellectual Property $	Proprietary Processes $	Certifications $	Customer List $	Total $
Cost:
Balance, April 30, 2022	33	31,914	7,359	126	180	39,612
Foreign exchange	—	3,229	744	13	18	4,004
Balance, April 30, 2023	33	35,143	8,103	139	198	43,616
Disposals	—	—	—	—	(193)	(193)
Foreign exchange	—	(929)	(214)	(4)	(5)	(1,152)
Balance, January 31, 2024	33	34,214	7,889	135	—	42,271

Accumulated Amortization:
Balance, April 30, 2022	8	1,693	5,491	—	30	7,222
Amortization	7	2,710	1,477	128	92	4,414
Foreign exchange	(1)	372	665	9	10	1,055
Balance, April 30, 2023	14	4,775	7,633	137	132	12,691
Amortization	5	1,999	195	3	65	2,267
Disposals	—	—	—	—	(193)	(193)
Foreign exchange	—	(140)	(202)	(5)	(4)	(351)
Balance, January 31, 2024	19	6,634	7,626	135	—	14,414

Net Book Value:
April 30, 2023	19	30,368	470	2	66	30,925
January 31, 2024	14	27,580	263	—	—	27,857